Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ 994,112	$ (3,919,453)	$ 236,506
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Impairment of goodwill and other intangibles		4,165,400
Depreciation and amortization	694,891	687,729	679,351
Provision for doubtful accounts	24,591	7,432	2,306
Foreign currency transaction (gain) loss	(3,300)	11,374	6,560
Loss on disposal of assets	20	16	927
Share-based compensation	23,222	25,768	22,494
Deferred income taxes	(9,737)	(9,348)	(12,646)
Amortization of discount, premium, issuance costs and related costs	24,622	20,119	22,256
(Gain) loss on early extinguishment of debt	(1,030,092)	(7,061)	40,423
Unrealized gains on derivative financial instruments	(764)	(24,024)	(22,790)
Amortization of actuarial loss and prior service credits for retirement benefits	3,361	7,899	10,147
Other non-cash items	1,186	75	166
Changes in operating assets and liabilities:
Receivables	6,478	(34,642)	1,382
Prepaid expenses and other assets	(51,321)	(25,780)	(22,331)
Accounts payable and accrued liabilities	35,850	1,542	7,598
Accrued interest payable	47,065	(2)	(24,997)
Deferred revenue	(58,796)	51,805	108,545
Accrued retirement benefits	(9,385)	(20,707)	(26,019)
Other long-term liabilities	(8,497)	(28,111)	16,292
Net cash provided by operating activities	683,506	910,031	1,046,170
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(714,570)	(724,362)	(645,424)
Purchase of cost method investments	(4,000)	(25,000)
Capital contribution to unconsolidated affiliates	(10,340)
Other investing activities	(1,679)	8	174
Net cash provided by (used in) investing activities	(730,589)	(749,354)	(645,250)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	1,250,000	430,000	135,000
Repayments of long-term debt	(328,944)	(496,829)	(610,418)
Debt issuance costs	(38,393)
Payment of premium on early extinguishment of debt	(32)		(21,250)
Payments on tender, debt exchange and consent	(293,276)
Dividends paid to preferred shareholders	(4,959)	(9,919)	(9,919)
Other payments for satellites	(18,333)
Principal payments on deferred satellite performance incentives	(17,429)	(19,568)	(19,774)
Capital contribution from noncontrolling interest			12,209
Dividends paid to noncontrolling interest	(8,980)	(8,423)	(8,744)
Other financing activities	1,942	1,753	3,893
Net cash provided by (used in) financing activities	541,596	(102,986)	(519,003)
Effect of exchange rate changes on cash and cash equivalents	(30)	(9,297)	(6,560)
Net change in cash and cash equivalents	494,483	48,394	(124,643)
Cash and cash equivalents, beginning of period	171,541	123,147	247,790
Cash and cash equivalents, end of period	666,024	171,541	123,147
Supplemental cash flow information:
Interest paid, net of amounts capitalized	870,370	894,465	970,345
Income taxes paid, net of refunds	22,687	26,324	37,805
Supplemental disclosure of non-cash investing activities:
Accrued capital expenditures	127,008	82,208	80,621
Capitalization of deferred satellite performance incentives	69,909	$ 16,800	$ 27,681
Supplemental disclosure of non-cash financing activities:
Debt financing and restricted cash received	480,200
Restricted cash used	(480,200)
Repayments of long-term debt	1,468,401
Issuance of long-term debt	(731,884)
Discount on long-term debt	212,660
Write-off of debt issuance costs	$ (9,253)